INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Reconciliation (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Share of net income		$ 48,027	$ 30,279	$ 36,943
Deferred income tax expense related to Legacy Dole		23,168	698	7,966
Share in net earnings of investments accounted for under the equity method		43,284	30,279	36,943
Gain on disposal of equity method investment		1,096	0	0
Other Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Share of net income		14,851	15,168	13,035
Gain (loss) on step-up acquisition		(7,670)	0	0
Gain on disposal of equity method investment		1,096	0	0
Legacy Dole
Schedule of Equity Method Investments [Line Items]
Share of net income	$ 38,874	38,874	21,868	24,890
Deferred income tax expense related to Legacy Dole		(10,441)	(6,757)	(982)
Impairment of original 45% investment in Legacy Dole	$ (122,926)	(122,926)	0	0
Gain on preexisting contractual arrangements with Legacy Dole		93,000	0	0
Gain on release of deferred tax reserves attributable to Legacy Dole		20,124	0	0
Gain on release of Legacy Dole indemnities		4,403	0	0
Gain on release of cumulative equity reserves attributable to Legacy Dole		1,376
Gain (loss) on step-up acquisition		$ (4,023)	$ 0	$ 0